Revenue (Details) - Schedule of Primary Geographical Market and Major Products - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue (Details) - Schedule of Primary Geographical Market and Major Products [Line Items]
Segment revenue	$ 154,446	$ 163,067	$ 270,638	$ 292,290
Inter-segment revenue	(44,389)	(50,647)	(76,419)	(94,240)
Revenue from contracts with customers	110,057	112,420	194,219	198,050
Timing of revenue recognition
Goods transferred at a point in time	108,759	104,875	192,139	189,202
Services transferred over time	1,298	7,545	2,080	8,848
Total revenue from contracts with customers	110,057	112,420	194,219	198,050
NextGel [Member]
Revenue (Details) - Schedule of Primary Geographical Market and Major Products [Line Items]
Segment revenue	62,678	64,883	107,432	123,038
Inter-segment revenue	(30,698)	(31,960)	(50,491)	(64,778)
Revenue from contracts with customers	31,980	32,923	56,941	58,260
Timing of revenue recognition
Goods transferred at a point in time	30,682	29,045	54,861	53,531
Services transferred over time	1,298	3,878	2,080	4,729
Total revenue from contracts with customers	31,980	32,923	56,941	58,260
Procaps Colombia [Member]
Revenue (Details) - Schedule of Primary Geographical Market and Major Products [Line Items]
Segment revenue	38,067	41,253	67,834	72,802
Inter-segment revenue	(25)	(1,658)	(236)	(1,349)
Revenue from contracts with customers	38,042	39,595	67,598	71,453
Timing of revenue recognition
Goods transferred at a point in time	38,042	38,187	67,598	70,045
Services transferred over time		1,408		1,408
Total revenue from contracts with customers	38,042	39,595	67,598	71,453
CAN [Member]
Revenue (Details) - Schedule of Primary Geographical Market and Major Products [Line Items]
Segment revenue	18,471	22,122	33,618	37,522
Inter-segment revenue	(4,658)	(5,287)	(10,239)	(9,417)
Revenue from contracts with customers	13,813	16,835	23,379	28,105
Timing of revenue recognition
Goods transferred at a point in time	13,813	14,576	23,379	25,846
Services transferred over time		2,259		2,259
Total revenue from contracts with customers	13,813	16,835	23,379	28,105
CASAND [Member]
Revenue (Details) - Schedule of Primary Geographical Market and Major Products [Line Items]
Segment revenue	25,285	22,666	44,994	39,191
Inter-segment revenue	(4,267)	(5,566)	(7,954)	(9,529)
Revenue from contracts with customers	21,018	17,100	37,040	29,662
Timing of revenue recognition
Goods transferred at a point in time	21,018	17,100	37,040	29,210
Services transferred over time				452
Total revenue from contracts with customers	21,018	17,100	37,040	29,662
Diabetrics [Member]
Revenue (Details) - Schedule of Primary Geographical Market and Major Products [Line Items]
Segment revenue	9,945	12,143	16,760	19,737
Inter-segment revenue	(4,741)	(6,176)	(7,499)	(9,167)
Revenue from contracts with customers	5,204	5,967	9,261	10,570
Timing of revenue recognition
Goods transferred at a point in time	5,204	5,967	9,261	10,570
Services transferred over time
Total revenue from contracts with customers	$ 5,204	$ 5,967	$ 9,261	$ 10,570